Exhibit 99.1 - Schedule 4

Servicing Upload
Run Date - 6/XX/2019 2:32:17 PM
AMC Id	Customer Loan ID	Seller Loan ID	Final Current Event Level	Current Exceptions	Collection comments	Loan Payment History Available for Revew	Loan Status	Current Principal Balance	Current Stated Rate	Current Contractual PI	Escrow Balance	Next Due Date	Interest Paid To	Date of Last Payment received	Payment History As Of Date	Payment History Comments	3 Mo CV	6 Mo CV	9 Mo CV	12 Mo CV	Late X 30	Late X 60	Late X 90	Late X 120p	Last 36 Month Pay History	Any Late Payments In Last 12 Months	Currently Delinquent Over 30 Days	Reason for Default	Reason For Default Prognosis	Chances Loan Will Re Perform	Potential REO	Potential Fraud	Collection Comments in File Available for Review	Date of 1st Collection Comments	Date of Last Collection Comments	Any Contact w Borrower	Date of Last Contact	Liquidation	Current Employment Status	Willingness to Meet Obligation Intention To Pay as Agreed	Ability To Repay Obligation Capacity To Keep Current	Possibility of Going Delinquent	Collection Efforts	Conversation Activity of Mod Forebearance Plan Not Yet Active	Evidence of Skip Tracing Efforts	Property Inspection Required	Property Inspection Performed	Consumer Advocacy Group Mentioned In Comments	Name of Group	Group Documenation Provided	LOA On File	Proper Credit Reporting Mentioned	Does Employer Allow Contact at Work	Did Servicer Comply w Employer Contact	Is This A Modified Loan That Re-Defaulted	Re Default Date	Vacant Property	Vacant Date	Property Damage Mentioned	Title Lien Issue Mentioned	Title Claim	Title Claim Status	HAFA Solicitation Actions	Date of HAFA Solicitation	Outcome of HAFA Solicitation	HAFA Denial Reason	MI Mentioned In Comments	MI Status	MI Cert Verification	MI Coverage	MI Provider	Form of Litigation	Any Disputes with the Servicer	Did Communication Cease Until Verification Mailed	Fees Waived For Copies of Docs Supporting Debt	Undiscl Lien in Coll Notes in front of discl lien	Updated Value Mentioned in Collection Comments	Updated Value	Updated Value Date	Evidence Loss Mit Options Attempted	Describe Loss Mit Efforts	Date Last Loss Mit Completed	Type of Last Loss Mit Completed	Loss Mit Properly Documented in Comments	Other Loss Mit Actions Completed	Discussion w Borrower Regarding Loss Potential Loss Mit Opportunities	Describe Loss Mit Opportunities Discussed	Loss Mit Opportunities Exhausted On Loan	Explanation for Lack of Opportunities	Loss Mit Comments	Type of Loss Mit	Loss Mit Status	Loss Mit Type	Loss Mit Start Date	Loss Mit 1st Due Date	Loss Mit Next Due Date	Loss Mit Last Due Date	Current Bankruptcy	Curr Bankruptcy Status	Current Bankruptcy Status Date	Curr Bankruptcy Chapter	Curr BK Filing Date	Curr BK Case	Pre Petition Due Date	Post Petition Due Date	Evidence of Relief Approved by BK Court	Current FC Not Yet REO	Current FC Status	FC Status Date	Filing Date FC	Due Date at Time of FC Referral	Appropriate FC Letters Sent	Deficiency Rights Preserved	Deficiency Judgment Obtained	Evidence of Possible Delay of FC Action	Reason for Delay in FC Action	FC Referral Date	Sale Publication Date	Sale Publictn Non jud	Redemption Date	Scheduled FC Sale Date	Motion for Relief Filed	Motion for Relief Granted	Forebearance Active Current Plan	Relief Date	Forebearance Plan Start Date	Is Plan on Target	Was Loan Modified	Mod Status	Mod Executed	Mod Type	Last Modified Date	Reason for Modification	Mod Balance	Mod PI	Mod Rate	Mod First Payment Date	Mod Maturity Date	Mod Original Term	Was Loan Extended	Last Date of Extension	Any Advances	Advance Details Dates Types	Corp Adv Balance	Recoverable	Escrow Adv Balance	Oldest Dt of Corporate Adv	Total Unpaid Accrued Interest	Amount of Adv Included in Proof of Claim for BK loans	Date of Last Proof of Claim Filed for BK loans	Advances Comments	Short Sale In Process or Completed	Short Sale Offer Amount	Short Sale Date of Offer	Short Sale Net Pct of Balance	Short Sale Expected Close Date	Short Sale Closing Date	Real Estate Broker Name	Real Estate Broker Phone	Real Estate Broker Email	Currently REO	Status of REO	REO Start Date	FC Deed Name	Date of FC Deed	Days Since FC	Occupant	Eviction Status	Is Eviction Being Contested	Eviction Start Date	Anticipated Ev Complete Dt	Eviction Complete Date	Conveyed to HUD	Date Conveyed to HUD	Cash or Financed	Finance Approval Deadline	Anticipated Closing Date	Cumulative Maint Paid	Attorney Name	Attorney Phone Number	Any gaps in Payment History?	PH Beginning Month Gap	PH Ending Month Gap	Any gaps in Servicing Comments?	Comments Beginning Month Gap	Comments Ending Month Gap
201924943	XXX	XXX	2	[2] Borrower Does Not Have the Willingness to Pay [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
					ADDITIONAL INFORMATION: N/A	No	90																			No	No	UTD	Temporary			No	Yes		5/XX/2017	No		No		Poor	Poor - Intervention Required	Strong	Contact attempts - however unable to contact borrower		No		N/A								No		No		No	No	N/A															No																						No									No								No								N/A	N/A				No																								No									No																				No			No
201924972	XXX	XXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Borrower setup payment for 2/XX/2017.  Agent reviewed loss mitigation options but borrower wasn't interested.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
					ADDITIONAL INFORMATION: N/A	No	60																			No	No	Curtailment of Income	Temporary			No	Yes		4/XX/2017	Yes	2/XX/2017	No		Fair	Fair	Moderate	Contact attempts - however unable to contact borrower		No		N/A								No		No		No	No	N/A															No																						No									No								No								N/A	N/A				No																								No									No																				No			No
201925154	XXX	XXX	2	[2] Borrower Does Not Have the Willingness to Pay [2] Currently Delinquent Mortgage EXCEPTION INFO: Please see supplemental commentary.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
					ADDITIONAL INFORMATION: Commentary indicates after cutoff date, subject property is in active foreclosure.	No	120+																			No	No	Marital Difficulties	Temporary			No	Yes		6/XX/2017	No		No		Poor	Poor - Intervention Required	Strong	Contact attempts - however unable to contact borrower		No		N/A								No		No		No	No	N/A															No																						No									No								No								N/A	N/A				No																								No									No																				No			No
202093658	XXX	XXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  At last contact, the authorized spouse called regarding an insurance claim check for $XXX they had received for hail damage.  The authorized spouse was provided instructions to forward the check to the servicer to monitor repairs.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: The borrower called in on 10/XX/2016 regarding a hazard claim check for hail damage in the amount of $XXX.  The claim was opened and deemed non-monitored and the borrower was advised of the process.  The claim check was returned to the borrower on 11/XX/2016.  There is no further evidence of activity.
					The reason for default was noted on 07/XX/2016 as other due to the borrowers got behind.	No	60																			No	No	Other	Temporary			No	Yes		6/XX/2017	Yes	10/XX/2016	No		Fair	Fair	Strong	Contact attempts - however unable to contact borrower		No		N/A								No		No		No	No	N/A															No																						No									No								No								N/A	N/A				No																								No									No																				No			No
202093545	XXX	XXX	3	[3] There is evidence of property damage.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Spoke to borrower reported a new damage claim,  borrower stated hail damage 5/XX/17 check amount $XXX advised monitored delinquent. Provided claim packet via mail. No further comments noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Hail damage on 05/XX/2017. Check received for $XXX  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
					ADDITIONAL INFORMATION: N/A	No	0																			No	No	N/A	N/A		No	No	Yes		6/XX/2017	Yes	6/XX/2017	No				Weak	Not attempting to contact the borrower		No		N/A								No		No		Yes	No	N/A															No																						No									No								No								N/A	N/A				No																								No									No																				No			No
202264112	XXX	XXX	3	[3] There is evidence of property damage. [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 07/XX/2017.  A Motion to suspend plan payments was received on 07/XX/2017.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is neglect.  A damage report was noted on 02/XX/2017 reporting roof damage that is tarped.  There is no evidence of a claim being filed or repairs completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
					ADDITIONAL INFORMATION: N/A	No	Bankruptcy																			No	No	Excessive Obligations	UTD			No	Yes		8/XX/2017	No		No		Fair	Poor - Intervention Required	Strong	Not attempting to contact the borrower		No		N/A								No		No		Yes	No	N/A															No																						Yes	Active		Chapter 13		15-00062			No	No								No							No	No	N/A				No																						7/XX/2017		No									No																				No			No
202264282	XXX	XXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower called on 04/XX/2017 to make a payment. The borrower was advised of the past due amount.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
					ADDITIONAL INFORMATION: N/A	No	90																			No	No	UTD	UTD			No	Yes		8/XX/2017	Yes	4/XX/2017	No		Fair	Fair	Strong	Contact attempts - however unable to contact borrower		No		N/A								No		No		No	No	N/A															No																						No									No								No								N/A	N/A				No																								No									No																				No			No
200683825	XXX	XXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  The borrower made a speed payment.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
					EXIT STRATEGY: The recommended exit strategy is Modification.	No	30																			No	No	UTD	Temporary			No	Yes		7/XX/2016	Yes	7/XX/2016	No		Fair	Fair	Moderate	Contact attempts - however unable to contact borrower		No		N/A								No		No		No	No	N/A															No																						No									No								No								N/A	N/A				No																								No									No																				No			No
200992547	XXX	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  Borrower called and wanted to know why XXX is getting letters in the mail. Advised borrower XXX is delinquent by 2 months. Borrower advised to apply for a modification. Borrower stated he is not interested and will catch up on XXX own. Borrower advised XXX will continue to get letters until the loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
EXIT STRATEGY:
					ADDITIONAL INFORMATION: N/A	No	0																			No	No	N/A	N/A			No	Yes		10/XX/2016	Yes	7/XX/2016	No				Moderate	Ongoing dialogue with borrower		No		N/A								No		No		No	No	N/A															No																						No									No								No								N/A	N/A				No																								No									No																				No			No
201616771	XXX	XXX	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 03/XX/2014.  The Motion for Relief was filed on 03/XX/2017 and the hearing is scheduled for 04/XX/2017.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
					ADDITIONAL INFORMATION: N/A	No	Bankruptcy																			No	No	UTD	UTD			No	Yes		3/XX/2017	No		No		Poor	Poor - Intervention Required	Strong	Not attempting to contact the borrower		No		N/A								No		No		No	No	N/A															No																						Yes	Active		Chapter 13	10/XX/2014	14-11336	2/XX/2015	2/XX/2016	No	No								No							Yes	No	N/A				No																						3/XX/2014		No									No																				No			No
203180511	XXX	XXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called in to inquire why the modification was denied. The borrower was advised the account was not in imminent default. The borrower stated that they cannot afford the balloon payment. The borrower was advised of option to refinance. The borrower inquired on why the balloon payment is due and the loan has a maturity date of 01/XX/2033. The borrower was advised to send in their question to to research the terms.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment adjustments.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	Yes	30	56603.26	0.095	582.72	0	1/XX/2018	12/XX/2017	12/XX/2017	2/XX/2018		33.33	66.67	88.89	91.67	1	0	0	0	100000000000	Yes	Yes	Payment Adjustments	Permanent	Moderate	No	No	Yes	2/XX/2016	2/XX/2018	Yes	1/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	Yes	Neighborhood Housing partnership	Yes	Yes	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			Yes	Modification	2/XX/2018	MOD	Yes	No	Yes	Modification	No		Modification denied-default not imminent	Limited	Removed Plan	Non-HAMP					No									No								No								N/A	N/A				No														Yes	Corporate Advances	222.3							Corporate Advances	No									No																				No			No
203180646	XXX	XXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  spoke with borrower to advised 2 payments are due for mortgage account, lender offered workout for assistance to help pay mortgage, borrower 2 stated she needed to speak to spouse regarding it.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	Yes	30	25373.24	0.0375	197.05	0	2/XX/2018	1/XX/2018		2/XX/2018		66.67	83.34	88.89	91.67	4	0	0	0	101011000000	Yes	Yes	UTD	Temporary	Moderate	No	No	Yes	9/XX/2016	2/XX/2018	Yes	2/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	No	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No	N/A	-15.6	N/A						N/A	No									No																				No			No
203322173	XXX	XXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in regarding the deferred amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	No	30																			No	No	Excessive Obligations	UTD		No	No	Yes		4/XX/2018	Yes	3/XX/2018	No	Employed-Origination Employer	Fair		Strong	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	No	Yes		No		No	No	N/A		No										No			No	No			Yes	Modification	4/XX/2018	MOD	Yes	No	Yes	Modification	No		The deferral agreement was unable to be accepted due to the signature date being in the future.	Limited							No									No								No								N/A	N/A				No																								No									No																				No			No
203322181	XXX	XXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	No	30																			No	No	UTD	UTD		No	No	Yes	4/XX/2016	4/XX/2018	No		No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
203322191	XXX	XXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower spoke withj agent discussed account status and repayment options.  The borrower refused Loss Mitigation options plans to cure default default reason due to car accident.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	No	30																			No	No	Illness - Mortgagor	UTD		No	No	Yes	4/XX/2016	4/XX/2018	Yes	4/XX/2018	No	UTD	Fair		Moderate	Ongoing dialogue with borrower	N/A	No	UTD	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
203549766	XXX	XXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 03/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called with questions regarding the payment increase due to escrows, also asked about deferring a payment, agent advised payments cannot be deferred until the end of the loan. Borrower advised is unable to make March payment and asked for options, was advised if not made it will be reported late. Agent advised best option would be a repayment plan. Borrower indicated unable to make payment until around April XX. Agent advised is unable to calculate a repayment plan that far in the future but payments would be around $XX for XXX. Borrower advised would be able to afford that, agent informed borrower to call in before making payment so the repayment plan could be set up, also advised if unable to set up repayment they could look into a modification, borrower will continue to receive late notices but won't be referred to foreclosure for missing 1 payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	No	30																			No	No	Excessive Obligations	Temporary		No	No	Yes	8/XX/2010	6/XX/2018	Yes	3/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
203668325	XXX	XXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 03/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in to inquire why their payment was returned and were advised of balloon term. The borrower stated they had made trail payment for modification however no modification had been signed. A  request was submitted for the issue will be escalated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	No	30																			No	No	Curtailment of Income	Permanent		No	No	Yes	5/XX/2015	5/XX/2018	Yes	3/XX/2018	No	Retired	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	Yes		No		No	No	N/A		No										No			No	No			Yes	Modification, repayment plan	3/XX/2018	MOD	Yes	No	Yes	Modification, repayment plan	No		A trial payment plan has been completed. Pending final modification approval.	Limited	Active Plan	Non-HAMP					No									No								No								N/A	N/A				No																								No									No																				No			No
204479821	XXX	XXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called in and the servicer advised the total amount due and borrower made a promise to pay by  06/XX/2018 in amount of $XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	Yes	30	259059.4	3	1636.46	1377.78	5/XX/2018	4/XX/2018	6/XX/2018	7/XX/2018		33.33	66.67	66.67	82.03	10	2	1	0	322111111011100010000000	Yes	Yes	Excessive Obligations	Temporary	Moderate	No	No	Yes	7/XX/2016	7/XX/2018	Yes	6/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	7/XX/2018	No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														Yes	Corporate Advances	76.28	Yes						Corporate Advances	No									No																				No			No
204770167	XXX	XXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  05/XX/2018: borrower called in inquiring about payment; agent provided current outstanding balance of $XXX; borrower provided payment information; check payment of $XXX on or before 05/XX/18;
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: No KEYWORDS found;	No	30																			No	No	UTD	UTD		No	No	Yes	10/XX/2015	10/XX/2018	Yes	5/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	7/XX/2016	MOD	Yes	No	Yes	Modification	No		Trial payments from 05/XX/16 to 07/XX/16;	Limited	Completed Plan	HAMP					No									No								No								N/A	N/A				No																								No									No																				No			No
204771684	XXX	XXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower called in as received billing statement and she doesn't understand the bill ,informed account is in middle of mod and informed to disregard the bill for now,informed 3 trial payments, informed about the trial payment what after trial ,after trial payment was completed and all docs are received  we will send final mod agreement and that will informed what would be payment going forward , when final mod was sent needs to sign and date and send back.  Borrower is deceased and Not clear or no information on executor/heir.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	No	0																			No	No	N/A	N/A		No	No	Yes	10/XX/2015	10/XX/2018	Yes	9/XX/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			Yes	Modification	9/XX/2018	MOD	Yes	Yes	Yes	Modification	No		Borrower approved for non HAMP modification thru Ocwen Helping Homeowners on 09/XX/2018	Limited	Completed Plan	Non-HAMP					No									No								No								N/A	N/A				No																								No									No																				No			No
204779410	XXX	XXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  08/XX/2018: borrower calling about payment; agent provided current outstanding balance of $XXX; reason for call is to set up speed payment of $XXX plus fees to cover June and July payment; borrower stated he will make next payment on 09/XX/18;
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: No KEYWORDS found for review;	Yes	30	31516.13	0.04125	226.8	-267.4	8/XX/2018	7/XX/2018	8/XX/2018	8/XX/2018		133.33	100	88.89	100	10	5	0	0	122222100010101111110000	Yes	Yes	Unemployment	Temporary	Moderate	No	No	Yes	10/XX/2015	10/XX/2018	Yes	8/XX/2018	No	Not Employed	Fair		Moderate	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	N/A	N/A	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														Yes	Corporate and Escrow Advances	124.5		-267.4					Corporate and Escrow Advances	No									No																				No			No
204925329	XXX	XXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  08/XX/2018: Called borrower; he provided payment information about check dated 08/XX/18 and promise date of 09/XX/18; borrower stated payment has not been cashed; advised borrower to allow additional time;
08/XX/2018: called borrower; borrower provided payment information about check for $XXX promised 08/XX/18;
08/XX/2018: called borrower, and talked about Forbearance payment plan;
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: No KEYWORDS found;	No	30																			No	No	Excessive Obligations	Temporary		No	No	Yes	10/XX/2015	10/XX/2018	Yes	8/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
204925331	XXX	XXX	2	[2] Currently Delinquent Mortgage [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: No KEYWORDS found;	No	30																			No	No	UTD	UTD		No	No	Yes	10/XX/2015	10/XX/2018	No		No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
202452547	XXX	XXX	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in make a payment. The servicer advised the borrower of the outstanding balance of $XXXthe borrower made a speed payment for 08/XX/2018 for $XXX, no future arrangements were made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	No	60																			No	No	Illness - Mortgagor	UTD		No	No	Yes	1/XX/2017	1/XX/2019	Yes	8/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No
206237749	XXX	XXX	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower made a payment and discussed taxes and insurance
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing the current balance and/or past due amount reporting to the credit bureau.  The servicer provided updated account information to the agencies.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	Yes	60	58276.23	0.085	576.69	-595.58	1/XX/2019	12/XX/2018	1/XX/2019	1/XX/2019		100	83.33	88.89	108.33	12	4	0	0	110101000021211111011022	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	2/XX/2013	3/XX/2019	Yes	9/XX/2017	No	Employed-Origination Employer	Fair		Moderate	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	No	UTD	UTD	No		No		No	No	N/A		No										Yes	UTD	UTD	No	No			No																		No									No								No								N/A	N/A				No														Yes	Escrow Advances		Yes	-595.58					Escrow Advances	No									No																				No			No
205006890	XXX	XXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 01/XX/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  3rd party called and claims may not be able to keep up with repayment plan payment but claims can send in 1 regular payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A	No	60																			No	No	Curtailment of Income	UTD		No	No	Yes	3/XX/2012	3/XX/2019	Yes	4/XX/2018	No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No																								No									No																				No			No